UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2019

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified Stock Fund

Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class O	(2.68)%	8.70%	12.55%
Class A (incl. 5.75% sales charge)	(8.62)%	7.04%	11.51%
Class M (incl. 3.50% sales charge)	(6.80)%	7.13%	11.30%
Class C (incl. contingent deferred sales charge)	(4.78)%	7.33%	11.13%
Class I	(2.85)%	8.53%	12.34%
Class Z	(2.74)%	8.66%	12.43%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Diversified Stock Fund - Class A on September 30, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$29,719	Fidelity Advisor® Diversified Stock Fund - Class A
$34,674	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 4.25% for the 12 months ending September 30, 2019, a choppy period in which stocks seesawed due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, volatility spiked and the index sunk as trade negotiations between the U.S. and China broke down and tit-for-tat tariff fighting ensued. The bull market roared back in June and recorded a series of highs in July, when the Fed, affirming a dovish shift in policy, cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the world's biggest economy could be heading for recession. For the full 12 months, three defensive sectors led the way: utilities (+27%), real estate (+25%) and consumer staples (+17%). Information technology rose about 9%, boosted by software & services (+14%), the market’s largest industry. Communication services stocks gained roughly 6%. In contrast, energy (-19%) was by far the weakest sector – slipping on lower oil prices – followed by health care (-4%) and industrials (+1%). Other laggards included consumer discretionary (+2%), materials (+3%) and financials (+4%).

Comments from Portfolio Manager Daniel Kelley:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) returned roughly -3% to -4%, lagging the benchmark S&P 500. The fund’s underperformance of the benchmark was primarily due to security selection, most notably in the information technology, communication services, industrials and consumer discretionary sectors. The biggest individual relative detractor was a non-benchmark stake in online education company 2U, which returned -81% before I eliminated it in August. Other notable relative detractors included managed care company Humana (-25%), which was pressured by talk of universal health care, and a sizable stake in e-commerce giant Amazon.com, which returned roughly -14% for the fund due to recession fears and the company's decision to reinvest more of its revenue in the business. Conversely, stock picks in the real estate sector contributed most, thanks largely to an overweighting in American Tower (+55%), as the stock of the owner and operator of cell towers appealed to investors for its dividend yield and low volatility. In tech, an overweighting in software company Microsoft (+23%), the fund’s largest holding, benefited as more companies upgraded to the cloud.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2019

% of fund's net assets
Microsoft Corp.	5.4
Alphabet, Inc. Class C	4.1
Amazon.com, Inc.	3.8
Apple, Inc.	2.8
JPMorgan Chase & Co.	2.3
Facebook, Inc. Class A	2.2
Bank of America Corp.	2.0
Visa, Inc. Class A	1.9
MasterCard, Inc. Class A	1.7
Northrop Grumman Corp.	1.6
27.8

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Information Technology	25.7
Health Care	13.6
Financials	12.5
Consumer Discretionary	12.0
Communication Services	10.6

Asset Allocation (% of fund's net assets)

As of September 30, 2019 *
Stocks and Equity Futures	97.7%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 8.6%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	142,200	$8,583,192
Entertainment - 1.9%
Activision Blizzard, Inc.	44,600	2,360,232
Electronic Arts, Inc. (a)	23,700	2,318,334
Live Nation Entertainment, Inc. (a)	25,500	1,691,670
Netflix, Inc. (a)	22,700	6,074,974
The Walt Disney Co.	160,100	20,864,232
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,618,206	6,283,694
		39,593,136
Interactive Media & Services - 6.4%
Alphabet, Inc. Class C (a)	68,800	83,867,200
Facebook, Inc. Class A (a)	254,900	45,392,592
Twitter, Inc. (a)	31,800	1,310,160
		130,569,952
Media - 1.1%
Comcast Corp. Class A	505,800	22,801,464
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	203,200	16,006,064

TOTAL COMMUNICATION SERVICES		217,553,808

CONSUMER DISCRETIONARY - 11.9%
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A	40,500	2,052,945
ServiceMaster Global Holdings, Inc. (a)	22,200	1,240,980
		3,293,925
Hotels, Restaurants & Leisure - 2.0%
Churchill Downs, Inc.	30,800	3,802,414
Compass Group PLC	259,200	6,669,923
Marriott International, Inc. Class A	14,000	1,741,180
McDonald's Corp.	93,100	19,989,501
Restaurant Brands International, Inc.	115,500	8,212,326
Vail Resorts, Inc.	1,900	432,364
		40,847,708
Household Durables - 0.2%
D.R. Horton, Inc.	86,600	4,564,686
Internet & Direct Marketing Retail - 4.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	34,100	5,702,543
Amazon.com, Inc. (a)	45,100	78,289,541
GrubHub, Inc. (a)(e)	26,800	1,506,428
MercadoLibre, Inc. (a)	3,800	2,094,674
Pinduoduo, Inc. ADR (a)	44,300	1,427,346
The Booking Holdings, Inc. (a)	4,600	9,028,006
		98,048,538
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)(f)	60,000	1,612,200
Multiline Retail - 1.3%
Dollar General Corp.	42,100	6,691,374
Dollar Tree, Inc. (a)	176,900	20,194,904
		26,886,278
Specialty Retail - 1.8%
Five Below, Inc. (a)	9,100	1,147,510
Lowe's Companies, Inc.	104,700	11,512,812
The Home Depot, Inc.	71,200	16,519,824
TJX Companies, Inc.	135,200	7,536,048
		36,716,194
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (a)	51,000	1,691,160
LVMH Moet Hennessy Louis Vuitton SE	29,260	11,609,192
NIKE, Inc. Class B	177,100	16,633,232
Tapestry, Inc.	15,400	401,170
Tory Burch LLC (a)(b)(c)(d)	28,846	1,675,359
		32,010,113

TOTAL CONSUMER DISCRETIONARY		243,979,642

CONSUMER STAPLES - 6.8%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	182,200	4,977,704
Monster Beverage Corp. (a)	211,100	12,256,466
PepsiCo, Inc.	37,200	5,100,120
The Coca-Cola Co.	420,900	22,913,796
		45,248,086
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	40,100	11,553,211
U.S. Foods Holding Corp. (a)	48,100	1,976,910
Walmart, Inc.	250,100	29,681,868
		43,211,989
Food Products - 0.5%
Mondelez International, Inc.	193,300	10,693,356
Household Products - 1.6%
Kimberly-Clark Corp.	27,950	3,970,298
Procter & Gamble Co.	225,000	27,985,500
		31,955,798
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	31,600	6,286,820
Tobacco - 0.1%
Altria Group, Inc.	14,500	593,050

TOTAL CONSUMER STAPLES		137,989,099

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
BP PLC	4,800	30,388
Hess Corp.	271,300	16,408,224
Noble Energy, Inc.	60,800	1,365,568
Parsley Energy, Inc. Class A	93,100	1,564,080
Pioneer Natural Resources Co.	61,031	7,675,869
Reliance Industries Ltd.	223,956	4,223,447
		31,267,576
FINANCIALS - 12.5%
Banks - 5.2%
Bank of America Corp.	1,434,900	41,856,033
Citigroup, Inc.	59,300	4,096,444
HDFC Bank Ltd. sponsored ADR	37,000	2,110,850
JPMorgan Chase & Co.	395,900	46,593,471
M&T Bank Corp.	50,900	8,040,673
SunTrust Banks, Inc.	54,500	3,749,600
		106,447,071
Capital Markets - 4.2%
CME Group, Inc.	75,100	15,871,634
E*TRADE Financial Corp.	52,900	2,311,201
Intercontinental Exchange, Inc.	86,800	8,009,036
London Stock Exchange Group PLC	79,200	7,112,139
Moody's Corp.	35,700	7,312,431
Morningstar, Inc.	46,814	6,841,398
MSCI, Inc.	51,100	11,127,025
S&P Global, Inc.	65,500	16,046,190
The Blackstone Group LP	205,100	10,017,084
Tradeweb Markets, Inc. Class A	15,700	580,586
		85,228,724
Consumer Finance - 0.9%
American Express Co.	161,100	19,054,908
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	124,500	25,898,490
KKR Renaissance Co-Invest LP unit (a)(c)	24,163	8,280,464
		34,178,954
Insurance - 0.5%
American International Group, Inc.	143,500	7,992,950
MetLife, Inc.	38,600	1,820,376
		9,813,326

TOTAL FINANCIALS		254,722,983

HEALTH CARE - 13.6%
Biotechnology - 2.7%
AbbVie, Inc.	166,700	12,622,524
Amgen, Inc.	128,300	24,827,333
Neurocrine Biosciences, Inc. (a)	44,000	3,964,840
Sarepta Therapeutics, Inc. (a)	14,100	1,062,012
Vertex Pharmaceuticals, Inc. (a)	78,000	13,214,760
		55,691,469
Health Care Equipment & Supplies - 6.2%
Alcon, Inc. (a)	139,500	8,131,455
Becton, Dickinson & Co.	61,400	15,531,744
Boston Scientific Corp. (a)	578,604	23,543,397
Danaher Corp.	188,400	27,210,612
DexCom, Inc. (a)	12,000	1,790,880
Edwards Lifesciences Corp. (a)	21,700	4,772,047
Hologic, Inc. (a)	107,750	5,440,298
Intuitive Surgical, Inc. (a)	19,000	10,258,670
Masimo Corp. (a)	16,400	2,440,156
Stryker Corp.	110,300	23,857,890
Teleflex, Inc.	13,300	4,518,675
		127,495,824
Health Care Providers & Services - 1.3%
Cigna Corp.	26,700	4,052,793
Humana, Inc.	13,000	3,323,710
UnitedHealth Group, Inc.	87,300	18,972,036
		26,348,539
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	19,300	972,720
Bruker Corp.	138,500	6,084,305
Thermo Fisher Scientific, Inc.	66,300	19,311,201
		26,368,226
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	359,900	16,040,743
Corteva, Inc.	130,100	3,642,800
Eli Lilly & Co.	33,700	3,768,671
Roche Holding AG (participation certificate)	7,710	2,244,880
Zoetis, Inc. Class A	133,300	16,607,847
		42,304,941

TOTAL HEALTH CARE		278,208,999

INDUSTRIALS - 6.5%
Aerospace & Defense - 2.0%
Harris Corp.	7,800	1,627,392
Northrop Grumman Corp.	88,100	33,018,999
TransDigm Group, Inc.	13,800	7,185,246
		41,831,637
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	50,200	6,014,964
Airlines - 0.5%
Delta Air Lines, Inc.	122,700	7,067,520
Southwest Airlines Co.	60,600	3,273,006
		10,340,526
Building Products - 0.0%
Owens Corning	13,500	853,200
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	19,300	1,550,369
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc.	81,200	7,429,800
Electrical Equipment - 0.8%
AMETEK, Inc.	150,600	13,828,092
Fortive Corp.	16,200	1,110,672
Generac Holdings, Inc. (a)	22,200	1,739,148
		16,677,912
Industrial Conglomerates - 0.6%
General Electric Co.	1,492,700	13,344,738
Machinery - 0.2%
Ingersoll-Rand PLC	29,900	3,683,979
Professional Services - 0.6%
IHS Markit Ltd. (a)	174,500	11,670,560
Road & Rail - 1.0%
Norfolk Southern Corp.	14,400	2,587,104
Union Pacific Corp.	109,200	17,688,216
		20,275,320

TOTAL INDUSTRIALS		133,673,005

INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 0.5%
Cisco Systems, Inc.	221,400	10,939,374
IT Services - 7.1%
Accenture PLC Class A	107,400	20,658,390
Automatic Data Processing, Inc.	59,000	9,523,780
EPAM Systems, Inc. (a)	1,300	237,016
Fidelity National Information Services, Inc.	168,400	22,356,784
Fiserv, Inc. (a)	49,300	5,106,987
Global Payments, Inc.	29,400	4,674,600
GoDaddy, Inc. (a)	24,800	1,636,304
MasterCard, Inc. Class A	124,600	33,837,622
MongoDB, Inc. Class A (a)	30,982	3,732,711
PayPal Holdings, Inc. (a)	40,900	4,236,831
Visa, Inc. Class A	221,500	38,100,215
		144,101,240
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	146,100	4,235,439
Analog Devices, Inc.	147,300	16,457,829
ASML Holding NV	60,200	14,954,884
Broadcom, Inc.	18,600	5,134,902
Lam Research Corp.	78,700	18,188,357
Marvell Technology Group Ltd.	343,158	8,568,655
Micron Technology, Inc. (a)	122,000	5,227,700
NVIDIA Corp.	106,400	18,521,048
NXP Semiconductors NV	76,100	8,304,032
Qualcomm, Inc.	151,500	11,556,420
Xilinx, Inc.	35,400	3,394,860
		114,544,126
Software - 9.7%
Adobe, Inc. (a)	90,300	24,945,375
Black Knight, Inc. (a)	129,800	7,925,588
Ceridian HCM Holding, Inc. (a)	64,100	3,164,617
Cloudflare, Inc. (a)	10,300	191,271
Cloudflare, Inc.	37,746	630,849
DocuSign, Inc. (a)	26,500	1,640,880
HubSpot, Inc. (a)	8,700	1,319,007
Intuit, Inc.	35,500	9,440,870
Microsoft Corp.	796,300	110,709,586
Salesforce.com, Inc. (a)	135,200	20,069,088
ServiceNow, Inc. (a)	17,300	4,391,605
Splunk, Inc. (a)	12,800	1,508,608
The Trade Desk, Inc. (a)	7,600	1,425,380
Workday, Inc. Class A (a)	62,300	10,588,508
		197,951,232
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	256,300	57,403,511

TOTAL INFORMATION TECHNOLOGY		524,939,483

MATERIALS - 2.8%
Chemicals - 1.7%
CF Industries Holdings, Inc.	166,000	8,167,200
Linde PLC	64,500	12,494,940
Nutrien Ltd.	95,600	4,768,528
Sherwin-Williams Co.	17,600	9,677,712
		35,108,380
Containers & Packaging - 0.4%
Avery Dennison Corp.	61,500	6,984,555
Metals & Mining - 0.7%
Barrick Gold Corp.	730,114	12,652,876
Franco-Nevada Corp.	16,100	1,467,028
Newmont Goldcorp Corp.	9,600	364,032
		14,483,936

TOTAL MATERIALS		56,576,871

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	142,800	31,577,364
Crown Castle International Corp.	148,600	20,656,886
Equinix, Inc.	24,800	14,304,640
Equity Residential (SBI)	57,400	4,951,324
Prologis, Inc.	28,900	2,462,858
Public Storage	15,600	3,826,212
SBA Communications Corp. Class A	32,700	7,885,605
		85,664,889
UTILITIES - 0.8%
Electric Utilities - 0.8%
NextEra Energy, Inc.	57,200	13,327,028
Vistra Energy Corp.	131,200	3,506,976
		16,834,004
TOTAL COMMON STOCKS
(Cost $1,528,266,381)		1,981,410,359

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Topgolf International, Inc. Series F (a)(c)(d)
(Cost $1,088,005)	78,650	1,307,950
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.94% 12/12/19 (g)
(Cost $757,066)	760,000	757,293
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 1.96% (h)	58,473,679	$58,485,374
Fidelity Securities Lending Cash Central Fund 1.96% (h)(i)	1,514,260	1,514,412
TOTAL MONEY MARKET FUNDS
(Cost $59,999,786)		59,999,786
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,590,111,238)		2,043,475,388
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,777,287
NET ASSETS - 100%		$2,045,252,675

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	113	Dec. 2019	$16,828,525	$(199,549)	$(199,549)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,159,667 or 0.9% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $757,293.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$2,549,197
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$728,358
Fidelity Securities Lending Cash Central Fund	185,119
Total	$913,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$217,553,808	$211,270,114	$--	$6,283,694
Consumer Discretionary	245,287,592	222,412,968	18,279,115	4,595,509
Consumer Staples	137,989,099	137,989,099	--	--
Energy	31,267,576	31,237,188	30,388	--
Financials	254,722,983	239,330,380	15,392,603	--
Health Care	278,208,999	275,964,119	2,244,880	--
Industrials	133,673,005	133,673,005	--	--
Information Technology	524,939,483	524,308,634	630,849	--
Materials	56,576,871	56,576,871	--	--
Real Estate	85,664,889	85,664,889	--	--
Utilities	16,834,004	16,834,004	--	--
U.S. Government and Government Agency Obligations	757,293	--	757,293	--
Money Market Funds	59,999,786	59,999,786	--	--
Total Investments in Securities:	$2,043,475,388	$1,995,261,057	$37,335,128	$10,879,203
Derivative Instruments:
Liabilities
Futures Contracts	$(199,549)	$(199,549)	$--	$--
Total Liabilities	$(199,549)	$(199,549)	$--	$--
Total Derivative Instruments:	$(199,549)	$(199,549)	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$23,019,358
Net Realized Gain (Loss) on Investment Securities	31,940
Net Unrealized Gain (Loss) on Investment Securities	(2,242,629)
Cost of Purchases	49,131
Proceeds of Sales	(9,978,597)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$10,879,203
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2019	$(1,189,877)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(199,549)
Total Equity Risk	0	(199,549)
Total Value of Derivatives	$0	$(199,549)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value (including securities loaned of $1,489,565) — See accompanying schedule: Unaffiliated issuers (cost $1,530,111,452)	$1,983,475,602
Fidelity Central Funds (cost $59,999,786)	59,999,786
Total Investment in Securities (cost $1,590,111,238)		$2,043,475,388
Restricted cash		151,972
Receivable for investments sold		15,917,053
Receivable for fund shares sold		647,875
Dividends receivable		880,869
Distributions receivable from Fidelity Central Funds		83,825
Receivable for daily variation margin on futures contracts		83,055
Prepaid expenses		4,216
Other receivables		60,757
Total assets		2,061,305,010
Liabilities
Payable for investments purchased	$12,441,911
Payable for fund shares redeemed	898,605
Accrued management fee	700,937
Distribution and service plan fees payable	98,361
Other affiliated payables	114,170
Other payables and accrued expenses	287,851
Collateral on securities loaned	1,510,500
Total liabilities		16,052,335
Net Assets		$2,045,252,675
Net Assets consist of:
Paid in capital		$1,546,751,702
Total accumulated earnings (loss)		498,500,973
Net Assets		$2,045,252,675
Net Asset Value and Maximum Offering Price
Class O:
Net Asset Value, offering price and redemption price per share ($1,640,484,112 ÷ 65,750,767 shares)		$24.95
Class A:
Net Asset Value and redemption price per share ($270,440,985 ÷ 11,187,937 shares)(a)		$24.17
Maximum offering price per share (100/94.25 of $24.17)		$25.64
Class M:
Net Asset Value and redemption price per share ($38,382,130 ÷ 1,604,941 shares)(a)		$23.91
Maximum offering price per share (100/96.50 of $23.91)		$24.78
Class C:
Net Asset Value and offering price per share ($29,785,126 ÷ 1,283,421 shares)(a)		$23.21
Class I:
Net Asset Value, offering price and redemption price per share ($56,149,886 ÷ 2,169,257 shares)		$25.88
Class Z:
Net Asset Value, offering price and redemption price per share ($10,010,436 ÷ 390,662 shares)		$25.62

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$26,372,847
Interest		12,036
Income from Fidelity Central Funds (including $185,119 from security lending)		913,477
Total income		27,298,360
Expenses
Management fee	$8,327,806
Transfer agent fees	2,650,562
Distribution and service plan fees	1,175,276
Accounting and security lending fees	620,566
Custodian fees and expenses	70,074
Independent trustees' fees and expenses	11,658
Registration fees	112,414
Audit	88,811
Legal	8,971
Miscellaneous	14,246
Total expenses before reductions	13,080,384
Expense reductions	(2,023,345)
Total expenses after reductions		11,057,039
Net investment income (loss)		16,241,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $290,713)	58,908,374
Fidelity Central Funds	563
Foreign currency transactions	35,399
Futures contracts	(1,902,564)
Total net realized gain (loss)		57,041,772
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $589,528)	(144,123,639)
Assets and liabilities in foreign currencies	(109,965)
Futures contracts	(199,549)
Total change in net unrealized appreciation (depreciation)		(144,433,153)
Net gain (loss)		(87,391,381)
Net increase (decrease) in net assets resulting from operations		$(71,150,060)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,241,321	$15,270,643
Net realized gain (loss)	57,041,772	240,330,233
Change in net unrealized appreciation (depreciation)	(144,433,153)	159,278,326
Net increase (decrease) in net assets resulting from operations	(71,150,060)	414,879,202
Distributions to shareholders	(224,345,458)	–
Distributions to shareholders from net investment income	–	(25,306,510)
Distributions to shareholders from net realized gain	–	(150,377,994)
Total distributions	(224,345,458)	(175,684,504)
Share transactions - net increase (decrease)	68,491,990	(99,036,693)
Total increase (decrease) in net assets	(227,003,528)	140,158,005
Net Assets
Beginning of period	2,272,256,203	2,132,098,198
End of period	$2,045,252,675	$2,272,256,203
Other Information
Undistributed net investment income end of period		$8,081,918

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified Stock Fund Class O

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.95	$26.07	$22.27	$21.04	$24.63
Income from Investment Operations
Net investment income (loss)A	.22	.21	.39	.38	.40
Net realized and unrealized gain (loss)	(1.33)	4.95	3.80	2.57	(1.71)
Total from investment operations	(1.11)	5.16	4.19	2.95	(1.31)
Distributions from net investment income	(.17)	(.35)	(.36)B	(.36)	(.31)
Distributions from net realized gain	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(2.89)C	(2.28)	(.39)	(1.72)	(2.28)
Net asset value, end of period	$24.95	$28.95	$26.07	$22.27	$21.04
Total ReturnD,E	(2.68)%	21.08%	18.99%	15.05%	(5.92)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%	.47%	.48%	.47%	.50%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.47%	.50%
Expenses net of all reductions	.46%	.46%	.48%	.47%	.50%
Net investment income (loss)	.88%	.78%	1.61%	1.84%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$1,640,484	$1,855,761	$1,763,983	$1,509,620	$1,426,230
Portfolio turnover rateH	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.89 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $2.711 per share.

 D Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class A

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$28.14	$25.40	$21.71	$20.55	$24.12
Income from Investment Operations
Net investment income (loss)A	.12	.11	.30	.30	.31
Net realized and unrealized gain (loss)	(1.30)	4.82	3.70	2.51	(1.67)
Total from investment operations	(1.18)	4.93	4.00	2.81	(1.36)
Distributions from net investment income	(.08)	(.26)	(.28)B	(.29)	(.24)
Distributions from net realized gain	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(2.79)	(2.19)	(.31)	(1.65)	(2.21)
Net asset value, end of period	$24.17	$28.14	$25.40	$21.71	$20.55
Total ReturnC,D,E	(3.05)%	20.67%	18.58%	14.64%	(6.25)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.88%	.82%	.83%	.84%	.83%
Expenses net of fee waivers, if any	.82%	.81%	.82%	.83%	.83%
Expenses net of all reductions	.81%	.80%	.82%	.83%	.82%
Net investment income (loss)	.52%	.43%	1.27%	1.48%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$270,441	$284,276	$252,202	$225,107	$212,181
Portfolio turnover rateH	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class M

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.86	$25.17	$21.53	$20.38	$23.95
Income from Investment Operations
Net investment income (loss)A	.04	.01	.20	.22	.22
Net realized and unrealized gain (loss)	(1.29)	4.78	3.68	2.48	(1.66)
Total from investment operations	(1.25)	4.79	3.88	2.70	(1.44)
Distributions from net investment income	–	(.17)	(.21)B	(.19)	(.17)
Distributions from net realized gain	(2.70)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(2.70)	(2.10)	(.24)	(1.55)	(2.13)C
Net asset value, end of period	$23.91	$27.86	$25.17	$21.53	$20.38
Total ReturnD,E	(3.42)%	20.23%	18.10%	14.18%	(6.62)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%	1.19%	1.22%	1.24%	1.23%
Expenses net of fee waivers, if any	1.18%	1.19%	1.22%	1.24%	1.23%
Expenses net of all reductions	1.18%	1.18%	1.21%	1.24%	1.23%
Net investment income (loss)	.16%	.06%	.87%	1.08%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$38,382	$41,540	$36,726	$30,261	$29,482
Portfolio turnover rateH	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class C

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$27.13	$24.57	$21.03	$19.93	$23.49
Income from Investment Operations
Net investment income (loss)A	(.09)	(.12)	.08	.11	.10
Net realized and unrealized gain (loss)	(1.25)	4.65	3.59	2.43	(1.62)
Total from investment operations	(1.34)	4.53	3.67	2.54	(1.52)
Distributions from net investment income	–	(.04)	(.10)B	(.08)	(.08)
Distributions from net realized gain	(2.58)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(2.58)	(1.97)	(.13)	(1.44)	(2.04)C
Net asset value, end of period	$23.21	$27.13	$24.57	$21.03	$19.93
Total ReturnD,E	(3.92)%	19.55%	17.51%	13.56%	(7.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%	1.74%	1.76%	1.77%	1.75%
Expenses net of fee waivers, if any	1.74%	1.74%	1.76%	1.77%	1.75%
Expenses net of all reductions	1.74%	1.73%	1.75%	1.76%	1.75%
Net investment income (loss)	(.40)%	(.49)%	.33%	.55%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$29,785	$34,772	$29,147	$23,620	$22,879
Portfolio turnover rateH	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class I

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.91	$26.87	$22.94	$21.61	$25.10
Income from Investment Operations
Net investment income (loss)A	.18	.17	.36	.36	.38
Net realized and unrealized gain (loss)	(1.36)	5.11	3.92	2.65	(1.77)
Total from investment operations	(1.18)	5.28	4.28	3.01	(1.39)
Distributions from net investment income	(.13)	(.31)	(.32)B	(.32)	(.14)
Distributions from net realized gain	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(2.85)C	(2.24)	(.35)	(1.68)	(2.10)D
Net asset value, end of period	$25.88	$29.91	$26.87	$22.94	$21.61
Total ReturnE	(2.85)%	20.88%	18.81%	14.92%	(6.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%	.62%	.63%	.64%	.65%
Expenses net of fee waivers, if any	.62%	.62%	.63%	.64%	.64%
Expenses net of all reductions	.62%	.61%	.63%	.64%	.63%
Net investment income (loss)	.72%	.62%	1.46%	1.67%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$56,150	$49,619	$49,107	$40,468	$44,760
Portfolio turnover rateH	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.85 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $2.711 per share.

 D Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class Z

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$29.65	$26.66	$22.76	$21.47	$25.09
Income from Investment Operations
Net investment income (loss)A	.21	.21	.40	.38	.41
Net realized and unrealized gain (loss)	(1.36)	5.06	3.88	2.62	(1.76)
Total from investment operations	(1.15)	5.27	4.28	3.00	(1.35)
Distributions from net investment income	(.17)	(.35)	(.35)B	(.35)	(.31)
Distributions from net realized gain	(2.71)	(1.93)	(.03)B	(1.36)	(1.97)
Total distributions	(2.88)	(2.28)	(.38)	(1.71)	(2.27)C
Net asset value, end of period	$25.62	$29.65	$26.66	$22.76	$21.47
Total ReturnD	(2.74)%	21.02%	18.98%	15.00%	(5.94)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%	.51%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.49%	.49%	.50%	.51%	.51%
Net investment income (loss)	.84%	.74%	1.58%	1.81%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$10,010	$6,288	$934	$81	$83
Portfolio turnover rateG	95%	103%	77%	46%	53%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2019

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class M, Class C, Class I and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibited the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O were no longer offered to the general public through Fidelity Systematic Investment Plans. The Act did not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders; and Planholders continued to contribute to existing Destiny Plans I:O and Destiny Plans I:N. Effective the close of business on November 16, 2018, the Destiny Plans were terminated, and existing Destiny Planholders became shareholders of Class O or Class A of the Fund. In addition, Class O is closed to new accounts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $34,919 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$484,484,440
Gross unrealized depreciation	(33,844,857)
Net unrealized appreciation (depreciation)	$450,639,583
Tax Cost	$1,592,835,805

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$11,942,299
Undistributed long-term capital gain	$36,096,086
Net unrealized appreciation (depreciation) on securities and other investments	$450,638,155

The tax character of distributions paid was as follows:

	September 30, 2019	September 30, 2018
Ordinary Income	$26,260,216	$ 39,380,150
Long-term Capital Gains	198,085,242	136,304,354
Total	$224,345,458	$ 175,684,504

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $8,111,025 in these Subsidiaries, representing .40% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,916,032,119 and $2,111,058,522, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	666,260	13,682
Class M	.25%	.25%	195,956	230
Class C	.75%	.25%	313,060	38,365
			$1,175,276	$52,277

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	37,941
Class M	4,184
Class C(a)	3,431
$45,556

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC did not receive a fee for Class O Destiny Plan accounts for the period October 1, 2018 through November 16, 2018. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class O	$1,889,206.11
Class A	483,880.18
Class M	90,501.23
Class C	90,616.29
Class I	92,766.17
Class Z	3,593.05
	$2,650,562

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $42,850 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,584.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,575 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $95. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver
Class O	.01%	$1,726,622
Class A	.11%	180,583

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $77,887 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $540. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class O	$22,644

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,069.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2019	Year ended September 30, 2018
Distributions to shareholders
Class O	$182,029,395	$–
Class A	28,334,997	–
Class M	4,181,629	–
Class C	3,490,057	–
Class I	5,633,200	–
Class Z	676,180	–
Total	$224,345,458	$–
From net investment income
Class O	$–	$21,893,239
Class A	–	2,542,878
Class M	–	252,109
Class C	–	47,627
Class I	–	558,041
Class Z	–	12,616
Total	$–	$25,306,510
From net realized gain
Class O	$–	$122,729,052
Class A	–	18,903,268
Class M	–	2,868,107
Class C	–	2,302,779
Class I	–	3,504,066
Class Z	–	70,722
Total	$–	$150,377,994

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2019	Year ended September 30, 2018	Year ended September 30, 2019	Year ended September 30, 2018
Class O
Shares sold	458,741	1,500,764	$11,369,432	$40,464,415
Reinvestment of distributions	7,139,183	5,027,202	159,346,574	126,836,313
Shares redeemed	(5,938,413)	(10,091,425)	(145,039,409)	(272,941,793)
Net increase (decrease)	1,659,511	(3,563,459)	$25,676,597	$(105,641,065)
Class A
Shares sold	2,094,465	1,351,480	$48,444,941	$35,628,205
Reinvestment of distributions	1,292,841	864,584	28,041,716	21,260,130
Shares redeemed	(2,302,043)	(2,042,077)	(54,224,884)	(53,522,038)
Net increase (decrease)	1,085,263	173,987	$22,261,773	$3,366,297
Class M
Shares sold	417,384	364,819	$9,765,107	$9,523,704
Reinvestment of distributions	187,406	122,868	4,032,975	2,999,215
Shares redeemed	(491,044)	(455,534)	(11,498,045)	(12,008,819)
Net increase (decrease)	113,746	32,153	$2,300,037	$514,100
Class C
Shares sold	350,347	243,515	$7,954,916	$6,234,167
Reinvestment of distributions	162,870	95,927	3,417,015	2,290,729
Shares redeemed	(511,496)	(244,141)	(11,404,168)	(6,199,839)
Net increase (decrease)	1,721	95,301	$(32,237)	$2,325,057
Class I
Shares sold	1,289,342	851,543	$33,655,609	$23,852,424
Reinvestment of distributions	204,576	146,386	4,742,073	3,819,212
Shares redeemed	(983,856)	(1,166,489)	(24,539,602)	(32,257,243)
Net increase (decrease)	510,062	(168,560)	$13,858,080	$(4,585,607)
Class Z
Shares sold	214,444	188,176	$5,407,664	$5,303,009
Reinvestment of distributions	28,534	3,137	654,294	81,057
Shares redeemed	(64,374)	(14,288)	(1,634,218)	(399,541)
Net increase (decrease)	178,604	177,025	$4,427,740	$4,984,525

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the "Fund"), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 15, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Class O	.46%
Actual		$1,000.00	$1,033.60	$2.35
Hypothetical-C		$1,000.00	$1,022.76	$2.33
Class A	.81%
Actual		$1,000.00	$1,032.00	$4.13
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class M	1.18%
Actual		$1,000.00	$1,029.70	$6.00
Hypothetical-C		$1,000.00	$1,019.15	$5.97
Class C	1.74%
Actual		$1,000.00	$1,027.40	$8.84
Hypothetical-C		$1,000.00	$1,016.34	$8.80
Class I	.62%
Actual		$1,000.00	$1,032.70	$3.16
Hypothetical-C		$1,000.00	$1,021.96	$3.14
Class Z	.50%
Actual		$1,000.00	$1,033.50	$2.55
Hypothetical-C		$1,000.00	$1,022.56	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2019, $54,887,162, or, if subsequently determined to be different, the net capital gain of such year.

Class O designates 73%, Class A designates 99%, Class M designates 100%, Class C designates 100%, Class I designates 82%, and Class Z designates 74% of the dividends distributed, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class O designates 89%, Class A designates 100%, Class M designates 100%, Class C designates 100%, Class I designates 100%, and Class Z designates 91% of the dividends distributed, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

ADESI-ANN-1119
1.814744.114

Fidelity Advisor® Capital Development Fund

Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Past 10 years
Class O	(1.43)%	8.05%	11.38%
Class A (incl. 5.75% sales charge)	(7.41)%	6.47%	10.38%
Class M (incl. 3.50% sales charge)	(5.69)%	6.40%	10.06%
Class C (incl. contingent deferred sales charge)	(3.57)%	6.67%	9.96%
Class I	(1.68)%	7.87%	11.17%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Capital Development Fund - Class A on September 30, 2009, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,842	Fidelity Advisor® Capital Development Fund - Class A
$34,674	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 4.25% for the 12 months ending September 30, 2019, a choppy period in which stocks seesawed due to trade tension, interest rates, economic data and an inverted yield curve, among other factors. Equities began the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings and outlooks, along with signs the Federal Reserve may pause on rates, boosted stocks to an all-time high on April 30. In May, however, volatility spiked and the index sunk as trade negotiations between the U.S. and China broke down and tit-for-tat tariff fighting ensued. The bull market roared back in June and recorded a series of highs in July, when the Fed, affirming a dovish shift in policy, cut interest rates for the first time since 2008. Volatility intensified in August, however, as the U.S. Treasury yield curve inverted for the first time since 2007, which some investors viewed as a sign the world's biggest economy could be heading for recession. For the full 12 months, three defensive sectors led the way: utilities (+27%), real estate (+25%) and consumer staples (+17%). Information technology rose about 9%, boosted by software & services (+14%), the market’s largest industry. Communication services stocks gained roughly 6%. In contrast, energy (-19%) was by far the weakest sector – slipping on lower oil prices – followed by health care (-4%) and industrials (+1%). Other laggards included consumer discretionary (+2%), materials (+3%) and financials (+4%).

Comments from Portfolio Manager Matthew Fruhan:  For the fiscal year, the fund share classes (excluding sales charges, if applicable) returned roughly -2% to -3%, trailing the benchmark S&P 500® index. I was frustrated with the fund's underperformance of the benchmark, which in my opinion stemmed from investors continuing to focus on companies' near-term challenges at the expense of longer-term opportunities. Compared with the S&P 500®, the fund was hurt by a combination of sector positioning – especially an overweight in energy – and security selection in several sectors. Conversely, stock picking in communications services and information technology contributed. Our biggest individual detractors – and two of our largest holdings – were tobacco manufacturer Altria Group (-28%) and industrial conglomerate General Electric (-18%). In both cases, I thought the market was overreacting to near-term challenges and took advantage of lower valuations to add to the fund's positions. Financial services company State Street (-27%) and integrated energy company Exxon Mobil (-13%) – another of our largest positions – also faced various business challenges and detracted from relative performance. In contrast, our top contributor was a sizable position in media and communication services provider Comcast (+30%), which rose along with investor sentiment about the company's business prospects. Lacking exposure to weak-performing benchmark components Amazon.com (-13%) and streaming-video service provider Netflix (-28%) also added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2019

% of fund's net assets
General Electric Co.	5.4
Microsoft Corp.	5.1
Exxon Mobil Corp.	4.7
Comcast Corp. Class A	4.0
Altria Group, Inc.	3.1
Bank of America Corp.	3.1
Wells Fargo & Co.	2.8
Qualcomm, Inc.	2.3
Bristol-Myers Squibb Co.	2.3
JPMorgan Chase & Co.	2.2
35.0

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Financials	18.0
Health Care	17.7
Information Technology	15.0
Industrials	13.7
Energy	9.7

Asset Allocation (% of fund's net assets)

As of September 30, 2019*
Stocks	97.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 10.4%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	622,406	$37,568,426
Entertainment - 1.8%
Activision Blizzard, Inc.	182,500	9,657,900
Electronic Arts, Inc. (a)	154,400	15,103,408
The Walt Disney Co.	54,700	7,128,504
Vivendi SA	864,200	23,717,918
		55,607,730
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	9,100	11,112,374
Class C (a)	9,383	11,437,877
		22,550,251
Media - 4.9%
Comcast Corp. Class A	2,743,400	123,672,472
Discovery Communications, Inc. Class A (a)(b)	51,100	1,360,793
Fox Corp. Class A	88,172	2,780,504
Interpublic Group of Companies, Inc.	483,400	10,422,104
Omnicom Group, Inc.	38,400	3,006,720
Sinclair Broadcast Group, Inc. Class A	208,400	8,907,016
		150,149,609

TOTAL COMMUNICATION SERVICES		265,876,016

CONSUMER DISCRETIONARY - 3.8%
Distributors - 0.3%
LKQ Corp. (a)	265,600	8,353,120
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	197,300	850,363
Household Durables - 1.0%
Mohawk Industries, Inc. (a)	145,900	18,101,813
Whirlpool Corp.	69,900	11,069,364
		29,171,177
Internet & Direct Marketing Retail - 1.1%
The Booking Holdings, Inc. (a)	17,100	33,560,631
Leisure Products - 0.2%
Brunswick Corp.	106,700	5,561,204
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	29,600	3,379,136
Specialty Retail - 0.9%
Lowe's Companies, Inc.	219,100	24,092,236
TJX Companies, Inc.	84,500	4,710,030
		28,802,266
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	29,700	984,852
PVH Corp.	56,000	4,940,880
Tapestry, Inc.	37,000	963,850
		6,889,582

TOTAL CONSUMER DISCRETIONARY		116,567,479

CONSUMER STAPLES - 8.9%
Beverages - 1.1%
The Coca-Cola Co.	625,600	34,057,664
Food & Staples Retailing - 2.1%
Walgreens Boots Alliance, Inc.	185,600	10,265,536
Walmart, Inc.	449,400	53,334,792
		63,600,328
Food Products - 0.4%
Nestle SA sponsored ADR	105,000	11,382,000
Household Products - 1.2%
Procter & Gamble Co.	248,705	30,933,928
Spectrum Brands Holdings, Inc.	115,800	6,104,976
		37,038,904
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	21,200	688,788
Tobacco - 4.1%
Altria Group, Inc.	2,357,500	96,421,750
British American Tobacco PLC sponsored ADR	553,300	20,416,770
Philip Morris International, Inc.	116,700	8,861,031
		125,699,551

TOTAL CONSUMER STAPLES		272,467,235

ENERGY - 9.6%
Energy Equipment & Services - 0.1%
Baker Hughes, A GE Co. Class A	98,606	2,287,659
Oil, Gas & Consumable Fuels - 9.5%
BP PLC sponsored ADR (b)	527,419	20,036,648
Cenovus Energy, Inc. (Canada)	4,705,127	44,144,415
Equinor ASA sponsored ADR	1,553,300	29,435,035
Exxon Mobil Corp.	2,028,400	143,225,324
Hess Corp.	498,800	30,167,424
Kosmos Energy Ltd.	2,518,700	15,716,688
Noble Energy, Inc.	77,100	1,731,666
The Williams Companies, Inc.	278,821	6,708,433
		291,165,633

TOTAL ENERGY		293,453,292

FINANCIALS - 18.0%
Banks - 12.0%
Bank of America Corp.	3,226,615	94,120,360
Citigroup, Inc.	285,804	19,743,340
First Hawaiian, Inc.	105,900	2,827,530
JPMorgan Chase & Co.	571,000	67,200,990
M&T Bank Corp.	32,100	5,070,837
PNC Financial Services Group, Inc.	257,516	36,093,443
SunTrust Banks, Inc.	477,700	32,865,760
U.S. Bancorp	433,842	24,008,816
Wells Fargo & Co.	1,703,050	85,901,842
		367,832,918
Capital Markets - 3.7%
Cboe Global Markets, Inc.	23,200	2,665,912
Charles Schwab Corp.	219,055	9,163,071
KKR & Co. LP	474,085	12,729,182
Morgan Stanley	288,400	12,306,028
Northern Trust Corp.	427,295	39,875,169
State Street Corp.	635,290	37,602,815
		114,342,177
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	70,900	1,074,866
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	59,400	12,356,388
Insurance - 0.5%
Chubb Ltd.	67,400	10,881,056
The Travelers Companies, Inc.	27,500	4,088,975
		14,970,031
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp.	759,261	9,551,503
Radian Group, Inc.	1,364,352	31,161,800
		40,713,303

TOTAL FINANCIALS		551,289,683

HEALTH CARE - 17.7%
Biotechnology - 2.4%
AbbVie, Inc.	171,700	13,001,124
Alexion Pharmaceuticals, Inc. (a)	213,100	20,871,014
Alnylam Pharmaceuticals, Inc. (a)	54,800	4,407,016
Amgen, Inc.	75,200	14,551,952
AnaptysBio, Inc. (a)	18,200	636,818
Gritstone Oncology, Inc.	183,700	1,586,250
Heron Therapeutics, Inc. (a)	36,700	678,950
Insmed, Inc. (a)	248,200	4,378,248
Intercept Pharmaceuticals, Inc. (a)(b)	207,905	13,796,576
		73,907,948
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	36,000	9,106,560
Boston Scientific Corp. (a)	572,151	23,280,824
		32,387,384
Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	246,400	20,286,112
Cardinal Health, Inc.	482,800	22,783,332
Cigna Corp.	204,900	31,101,771
Covetrus, Inc. (a)	142,520	1,694,563
CVS Health Corp.	901,800	56,876,526
McKesson Corp.	271,980	37,168,787
UnitedHealth Group, Inc.	133,600	29,033,952
		198,945,043
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	325,854	459,454
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	281,700	4,140,990
Pharmaceuticals - 7.6%
Bayer AG	645,078	45,447,731
Bristol-Myers Squibb Co.	1,361,700	69,051,807
Corteva, Inc.	125,033	3,500,924
GlaxoSmithKline PLC sponsored ADR	1,242,300	53,021,364
Johnson & Johnson	411,060	53,182,943
TherapeuticsMD, Inc. (a)(b)	1,966,431	7,138,145
		231,342,914

TOTAL HEALTH CARE		541,183,733

INDUSTRIALS - 13.7%
Aerospace & Defense - 1.6%
General Dynamics Corp.	54,400	9,940,512
Huntington Ingalls Industries, Inc.	28,700	6,078,373
The Boeing Co.	8,200	3,119,854
United Technologies Corp.	218,200	29,788,664
		48,927,403
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	55,479	4,703,510
FedEx Corp.	76,800	11,179,776
United Parcel Service, Inc. Class B	472,900	56,662,878
XPO Logistics, Inc. (a)(b)	30,200	2,161,414
		74,707,578
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)(b)	85,300	4,344,329
Electrical Equipment - 0.5%
Acuity Brands, Inc.	63,500	8,559,165
Hubbell, Inc. Class B	51,518	6,769,465
Melrose Industries PLC	1	2
		15,328,632
Industrial Conglomerates - 5.4%
3M Co.	3,700	608,280
General Electric Co.	18,347,200	164,023,967
		164,632,247
Machinery - 0.7%
Flowserve Corp.	220,200	10,285,542
Wabtec Corp.	161,802	11,627,092
		21,912,634
Professional Services - 0.2%
IHS Markit Ltd. (a)	102,274	6,840,085
Road & Rail - 2.7%
J.B. Hunt Transport Services, Inc.	203,600	22,528,340
Knight-Swift Transportation Holdings, Inc. Class A	789,087	28,643,858
Lyft, Inc.	135,533	5,535,168
Union Pacific Corp.	158,600	25,690,028
		82,397,394

TOTAL INDUSTRIALS		419,090,302

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.2%
Cisco Systems, Inc.	100,400	4,960,764
IT Services - 2.4%
Interxion Holding N.V. (a)	61,300	4,993,498
MasterCard, Inc. Class A	41,000	11,134,370
Paychex, Inc.	30,000	2,483,100
Unisys Corp. (a)	469,147	3,485,762
Visa, Inc. Class A	306,000	52,635,060
		74,731,790
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	32,300	3,608,879
Applied Materials, Inc.	212,200	10,588,780
Marvell Technology Group Ltd.	77,300	1,930,181
NVIDIA Corp.	18,300	3,185,481
Qualcomm, Inc.	918,690	70,077,673
		89,390,994
Software - 7.4%
Autodesk, Inc. (a)	51,300	7,577,010
Microsoft Corp.	1,132,600	157,465,378
Oracle Corp.	564,400	31,058,932
SAP SE sponsored ADR	245,500	28,937,085
		225,038,405
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	292,000	65,399,240

TOTAL INFORMATION TECHNOLOGY		459,521,193

MATERIALS - 0.7%
Chemicals - 0.7%
International Flavors & Fragrances, Inc. (b)	21,300	2,613,297
Intrepid Potash, Inc. (a)	1,154,350	3,774,725
Nutrien Ltd.	265,020	13,202,491
The Scotts Miracle-Gro Co. Class A	11,800	1,201,476
		20,791,989
Metals & Mining - 0.0%
BHP Billiton Ltd. sponsored ADR (b)	36,300	1,792,494

TOTAL MATERIALS		22,584,483

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	30,800	6,810,804
Equinix, Inc.	21,700	12,516,560
Simon Property Group, Inc.	16,300	2,537,095
		21,864,459
UTILITIES - 0.3%
Electric Utilities - 0.2%
Duke Energy Corp.	22,400	2,147,264
PPL Corp.	82,100	2,585,329
Southern Co.	50,900	3,144,093
		7,876,686
Multi-Utilities - 0.1%
Sempra Energy	14,000	2,066,540

TOTAL UTILITIES		9,943,226

TOTAL COMMON STOCKS
(Cost $2,515,744,889)		2,973,841,101

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $7,810,134)	7,810,134	3,714,500

Money Market Funds - 2.9%
Fidelity Cash Central Fund 1.96% (f)	77,803,754	77,819,314
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)	12,193,110	12,194,329
TOTAL MONEY MARKET FUNDS
(Cost $90,012,254)		90,013,643
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,613,567,277)		3,067,569,244
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,938,016)
NET ASSETS - 100%		$3,063,631,228

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,714,500 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,469,836
Fidelity Securities Lending Cash Central Fund	389,364
Total	$1,859,200

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$265,876,016	$265,876,016	$--	$--
Consumer Discretionary	116,567,479	116,567,479	--	--
Consumer Staples	272,467,235	272,467,235	--	--
Energy	293,453,292	293,453,292	--	--
Financials	551,289,683	551,289,683	--	--
Health Care	541,183,733	495,736,002	45,447,731	--
Industrials	419,090,302	419,090,302	--	--
Information Technology	459,521,193	459,521,193	--	--
Materials	22,584,483	22,584,483	--	--
Real Estate	21,864,459	21,864,459	--	--
Utilities	9,943,226	9,943,226	--	--
Other	3,714,500	--	--	3,714,500
Money Market Funds	90,013,643	90,013,643	--	--
Total Investments in Securities:	$3,067,569,244	$3,018,407,013	$45,447,731	$3,714,500

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
United Kingdom	3.0%
Germany	2.5%
Canada	1.8%
Norway	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value (including securities loaned of $11,412,885) — See accompanying schedule: Unaffiliated issuers (cost $2,523,555,023)	$2,977,555,601
Fidelity Central Funds (cost $90,012,254)	90,013,643
Total Investment in Securities (cost $2,613,567,277)		$3,067,569,244
Restricted cash		545,536
Foreign currency held at value (cost $149,983)		149,983
Receivable for investments sold		13,267,444
Receivable for fund shares sold		57,097
Dividends receivable		5,010,643
Distributions receivable from Fidelity Central Funds		215,462
Prepaid expenses		6,263
Other receivables		432,961
Total assets		3,087,254,633
Liabilities
Payable for investments purchased	$8,428,295
Payable for fund shares redeemed	1,281,829
Accrued management fee	1,379,826
Distribution and service plan fees payable	95,101
Other affiliated payables	93,027
Other payables and accrued expenses	140,496
Collateral on securities loaned	12,204,831
Total liabilities		23,623,405
Net Assets		$3,063,631,228
Net Assets consist of:
Paid in capital		$2,413,854,267
Total accumulated earnings (loss)		649,776,961
Net Assets		$3,063,631,228
Net Asset Value and Maximum Offering Price
Class O:
Net Asset Value, offering price and redemption price per share ($2,611,341,974 ÷ 169,512,406 shares)		$15.41
Class A:
Net Asset Value and redemption price per share ($433,609,690 ÷ 29,296,900 shares)(a)		$14.80
Maximum offering price per share (100/94.25 of $14.80)		$15.70
Class M:
Net Asset Value and redemption price per share ($3,294,345 ÷ 229,811 shares)(a)		$14.34
Maximum offering price per share (100/96.50 of $14.34)		$14.86
Class C:
Net Asset Value and offering price per share ($3,247,034 ÷ 236,434 shares)(a)		$13.73
Class I:
Net Asset Value, offering price and redemption price per share ($12,138,185 ÷ 784,936 shares)		$15.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$74,373,468
Non-Cash dividends		4,654,629
Income from Fidelity Central Funds (including $389,364 from security lending)		1,859,200
Total income		80,887,297
Expenses
Management fee	$16,454,319
Transfer agent fees	4,160,785
Distribution and service plan fees	1,112,075
Accounting and security lending fees	902,291
Custodian fees and expenses	61,128
Independent trustees' fees and expenses	17,467
Registration fees	83,841
Audit	71,858
Legal	12,676
Miscellaneous	21,029
Total expenses before reductions	22,897,469
Expense reductions	(4,061,195)
Total expenses after reductions		18,836,274
Net investment income (loss)		62,051,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	198,504,141
Fidelity Central Funds	(953)
Foreign currency transactions	(14,995)
Total net realized gain (loss)		198,488,193
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $916)	(321,884,938)
Fidelity Central Funds	1,389
Assets and liabilities in foreign currencies	6,305
Total change in net unrealized appreciation (depreciation)		(321,877,244)
Net gain (loss)		(123,389,051)
Net increase (decrease) in net assets resulting from operations		$(61,338,028)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,051,023	$47,918,959
Net realized gain (loss)	198,488,193	339,249,120
Change in net unrealized appreciation (depreciation)	(321,877,244)	68,807,008
Net increase (decrease) in net assets resulting from operations	(61,338,028)	455,975,087
Distributions to shareholders	(383,210,528)	–
Distributions to shareholders from net investment income	–	(43,617,985)
Distributions to shareholders from net realized gain	–	(165,271,263)
Total distributions	(383,210,528)	(208,889,248)
Share transactions - net increase (decrease)	138,909,510	(19,772,426)
Total increase (decrease) in net assets	(305,639,046)	227,313,413
Net Assets
Beginning of period	3,369,270,274	3,141,956,861
End of period	$3,063,631,228	$3,369,270,274
Other Information
Undistributed net investment income end of period		$33,102,055

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Capital Development Fund Class O

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.96	$16.69	$14.42	$13.30	$16.53
Income from Investment Operations
Net investment income (loss)A	.31	.26	.24	.21	.21
Net realized and unrealized gain (loss)	(.79)B	2.13	2.47	1.70	(.95)
Total from investment operations	(.48)	2.39	2.71	1.91	(.74)
Distributions from net investment income	(.28)	(.24)	(.21)	(.21)	(.21)
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(2.07)C	(1.12)	(.44)D	(.79)	(2.49)
Net asset value, end of period	$15.41	$17.96	$16.69	$14.42	$13.30
Total ReturnE,F	(1.43)%B	15.04%	19.08%	15.01%	(5.16)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%	.58%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.58%	.58%	.59%	.59%	.59%
Expenses net of all reductions	.57%	.58%	.59%	.59%	.59%
Net investment income (loss)	2.07%	1.52%	1.55%	1.57%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,611,342	$2,896,451	$2,705,474	$2,447,565	$2,290,767
Portfolio turnover rateI	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.53)%.

 C Total distributions of $2.07 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $1.796 per share.

 D Total distributions of $.44 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.224 per share.

 E Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class A

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.34	$16.15	$13.97	$12.90	$16.10
Income from Investment Operations
Net investment income (loss)A	.26	.20	.19	.17	.16
Net realized and unrealized gain (loss)	(.77)B	2.07	2.39	1.65	(.92)
Total from investment operations	(.51)	2.27	2.58	1.82	(.76)
Distributions from net investment income	(.23)	(.19)	(.17)	(.17)	(.17)
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(2.03)	(1.08)C	(.40)D	(.75)	(2.44)E
Net asset value, end of period	$14.80	$17.34	$16.15	$13.97	$12.90
Total ReturnF,G,H	(1.76)%B	14.71%	18.72%	14.71%	(5.42)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.00%	.87%	.88%	.89%	.89%
Expenses net of fee waivers, if any	.87%	.87%	.88%	.89%	.89%
Expenses net of all reductions	.86%	.87%	.88%	.89%	.89%
Net investment income (loss)	1.78%	1.23%	1.26%	1.27%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$433,610	$460,953	$426,665	$379,128	$347,875
Portfolio turnover rateK	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.86)%.

 C Total distributions of $1.08 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.883 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.224 per share.

 E Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class M

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.85	$15.71	$13.62	$12.59	$15.78
Income from Investment Operations
Net investment income (loss)A	.18	.11	.10	.09	.08
Net realized and unrealized gain (loss)	(.75)B	2.02	2.32	1.61	(.89)
Total from investment operations	(.57)	2.13	2.42	1.70	(.81)
Distributions from net investment income	(.14)	(.11)	(.11)	(.10)	(.10)
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(1.94)	(.99)	(.33)	(.67)C	(2.38)
Net asset value, end of period	$14.34	$16.85	$15.71	$13.62	$12.59
Total ReturnD,E	(2.27)%B	14.18%	18.02%	14.09%	(5.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.40%	1.41%	1.42%	1.44%	1.43%
Expenses net of fee waivers, if any	1.40%	1.41%	1.42%	1.44%	1.43%
Expenses net of all reductions	1.40%	1.41%	1.42%	1.44%	1.42%
Net investment income (loss)	1.24%	.69%	.71%	.72%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$3,294	$3,469	$3,421	$2,552	$2,066
Portfolio turnover rateH	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.37)%.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 D Total returns do not include the effect of the sales charges.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class C

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.23	$15.17	$13.18	$12.21	$15.36
Income from Investment Operations
Net investment income (loss)A	.11	.04	.04	.03	.01
Net realized and unrealized gain (loss)	(.73)B	1.94	2.25	1.57	(.87)
Total from investment operations	(.62)	1.98	2.29	1.60	(.86)
Distributions from net investment income	(.09)	(.04)	(.08)	(.05)	(.01)
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(1.88)C	(.92)	(.30)	(.63)	(2.29)
Net asset value, end of period	$13.73	$16.23	$15.17	$13.18	$12.21
Total ReturnD,E	(2.72)%B	13.62%	17.57%	13.60%	(6.43)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.83%	1.84%	1.85%	1.89%	1.89%
Expenses net of fee waivers, if any	1.83%	1.84%	1.85%	1.89%	1.89%
Expenses net of all reductions	1.82%	1.83%	1.85%	1.89%	1.89%
Net investment income (loss)	.82%	.26%	.28%	.27%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$3,247	$3,082	$3,016	$2,023	$1,948
Portfolio turnover rateH	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.82)%.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $1.796 per share.

 D Total returns do not include the effect of the sales charges.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class I

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.03	$16.74	$14.48	$13.34	$16.58
Income from Investment Operations
Net investment income (loss)A	.29	.23	.22	.19	.19
Net realized and unrealized gain (loss)	(.81)B	2.16	2.46	1.71	(.96)
Total from investment operations	(.52)	2.39	2.68	1.90	(.77)
Distributions from net investment income	(.26)	(.22)	(.20)	(.19)	(.19)
Distributions from net realized gain	(1.80)	(.88)	(.22)	(.58)	(2.28)
Total distributions	(2.05)C	(1.10)	(.42)	(.76)D	(2.47)
Net asset value, end of period	$15.46	$18.03	$16.74	$14.48	$13.34
Total ReturnE	(1.68)%B	14.97%	18.82%	14.89%	(5.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%	.72%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.73%	.72%	.74%	.75%	.75%
Expenses net of all reductions	.73%	.72%	.74%	.75%	.75%
Net investment income (loss)	1.91%	1.38%	1.39%	1.41%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$12,138	$5,315	$3,381	$4,348	$1,604
Portfolio turnover rateH	38%	36%	31%	29%	33%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.78)%.

 C Total distributions of $2.05 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $1.796 per share.

 D Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2019

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class M, Class C and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibited the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O were no longer offered to the general public through Fidelity Systematic Investment Plans. The Act did not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders; and Planholders continued to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

Effective the close of business on November 16, 2018, the Destiny Plans were terminated, and existing Destiny Planholders became shareholders of Class O or Class A of the Fund. In addition, Class O is closed to new accounts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $51,239 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$678,228,933
Gross unrealized depreciation	(231,127,343)
Net unrealized appreciation (depreciation)	$447,101,590
Tax Cost	$2,620,467,654

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$46,518,444
Undistributed long-term capital gain	$156,427,070
Net unrealized appreciation (depreciation) on securities and other investments	$446,883,601

The tax character of distributions paid was as follows:

	September 30, 2019	September 30, 2018
Ordinary Income	$59,479,941	$ 63,832,363
Long-term Capital Gains	323,730,587	145,056,884
Total	$383,210,528	$ 208,889,247

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $4,260,036 in this Subsidiary, representing .14% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,135,433,614 and $1,339,444,386, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,064,488	35,451
Class M	.25%	.25%	16,186	21
Class C	.75%	.25%	31,401	7,457
			$1,112,075	$ 42,929

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,396
Class M	1,003
Class C(a)	329
$13,728

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class M, Class C and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC did not receive a fee for Class O Destiny Plan accounts for the period October 1, 2018 through November 16, 2018. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class O	$3,379,788.13
Class A	747,761.18
Class M	10,525.32
Class C	7,899.25
Class I	14,812.16
	$4,160,785

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annual rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $30,810 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $20,099.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,366 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $4,712,103. Total fees paid by the Fund to NFS, as lending agent, amounted to $19,173. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $188,952 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

The following classes were in reimbursement during the period:

	Transfer Agent Fees Limitations	Reimbursement
Class O	.00%	$3,371,590
Class A	.04%	565,087

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $80,898 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,248. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class O	$19,731
Class I	34
$19,765

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22,607.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2019	Year ended September 30, 2018
Distributions to shareholders
Class O	$328,437,833	$–
Class A	53,296,907	–
Class M	406,062	–
Class C	361,573	–
Class I	708,153	–
Total	$383,210,528	$–
From net investment income
Class O	$–	$38,477,632
Class A	–	5,055,233
Class M	–	23,282
Class C	–	7,272
Class I	–	54,566
Total	$–	$43,617,985
From net realized gain
Class O	$–	$141,559,425
Class A	–	23,127,934
Class M	–	190,352
Class C	–	173,546
Class I	–	220,006
Total	$–	$165,271,263

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2019	Year ended September 30, 2018	Year ended September 30, 2019	Year ended September 30, 2018
Class O
Shares sold	1,962,340	2,444,365	$30,034,205	$41,322,702
Reinvestment of distributions	22,874,326	10,704,645	318,868,109	174,164,944
Shares redeemed	(16,554,573)	(14,047,292)	(252,574,286)	(237,886,304)
Net increase (decrease)	8,282,093	(898,282)	$96,328,028	$(22,398,658)
Class A
Shares sold	1,441,193	1,161,100	$20,933,058	$19,047,754
Reinvestment of distributions	3,956,268	1,774,307	53,093,113	27,927,254
Shares redeemed	(2,679,724)	(2,781,720)	(39,183,834)	(45,568,426)
Net increase (decrease)	2,717,737	153,687	$34,842,337	$1,406,582
Class M
Shares sold	24,136	15,426	$347,292	$244,812
Reinvestment of distributions	31,092	13,908	406,062	213,634
Shares redeemed	(31,276)	(41,143)	(428,932)	(661,663)
Net increase (decrease)	23,952	(11,809)	$324,422	$(203,217)
Class C
Shares sold	124,433	15,336	$1,629,243	$237,186
Reinvestment of distributions	28,811	12,151	361,573	180,446
Shares redeemed	(106,691)	(36,477)	(1,423,755)	(559,018)
Net increase (decrease)	46,553	(8,990)	$567,061	$(141,386)
Class I
Shares sold	607,721	155,995	$8,587,852	$2,639,328
Reinvestment of distributions	37,135	15,562	520,258	254,447
Shares redeemed	(154,739)	(78,665)	(2,260,448)	(1,329,522)
Net increase (decrease)	490,117	92,892	$6,847,662	$1,564,253

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Capital Development Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the "Fund"), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 15, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Class O	.57%
Actual		$1,000.00	$1,030.80	$2.90
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class A	.86%
Actual		$1,000.00	$1,029.20	$4.37
Hypothetical-C		$1,000.00	$1,020.76	$4.36
Class M	1.40%
Actual		$1,000.00	$1,026.50	$7.11
Hypothetical-C		$1,000.00	$1,018.05	$7.08
Class C	1.82%
Actual		$1,000.00	$1,023.90	$9.23
Hypothetical-C		$1,000.00	$1,015.94	$9.20
Class I	.73%
Actual		$1,000.00	$1,029.30	$3.71
Hypothetical-C		$1,000.00	$1,021.41	$3.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2019, $198,520,820, or, if subsequently determined to be different, the net capital gain of such year.

Class O designates 99%, Class A designates 100%, Class M designates 100%, Class C designates 100%, and Class I designates 100% of the dividends distributed, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class O designates 100%, Class A designates 100%, Class M designates 100%, Class C designates 100%, and Class I designates 100% of the dividends distributed, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

ADESII-ANN-1119
1.814756.114

Item 2.

Code of Ethics

As of the end of the period, September 30, 2019, Fidelity Destiny Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Capital Development Fund and Fidelity Advisor Diversified Stock Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$56,000	$100	$7,200	$1,500
Fidelity Advisor Diversified Stock Fund	$65,000	$100	$7,300	$1,700

September 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$57,000	$100	$6,600	$1,600
Fidelity Advisor Diversified Stock Fund	$67,000	$100	$6,900	$1,900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2019A	September 30, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2019A	September 30, 2018A
Deloitte Entities	$590,000	$495,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 26, 2019